ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2013	2014

Government authorities	$3,084	$3,287
Accrued royalties to the OCS (Note 10a)	269	283
Accrued expenses	3,637	6,970

	$6,990	$10,540